Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 7,747	$ 42,594	$ 49,005
Deferred	428	(2,526)	(1,743)
Income tax expense	$ 8,175	$ 40,068	$ 47,262
Effective tax rate	13.40%	18.80%	19.10%